Commitments And Contingencies (Schedule Of Future Miinimum Lease Payments Under Operating Leases) (Details) $ in Millions	Dec. 31, 2014 USD ($)
Commitments and Contingencies [Abstract]
2015	$ 5
2016	4
2017	1
Total future minimum lease payments	$ 10